Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,364,452	$ 1,063,111	$ 542,367
Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	669,334	557,971	259,075
Voyage Charters - Full Service Lightering
Disaggregation of Revenue [Line Items]
Total revenues	81,545	123,500	53,930
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	1,321,487	1,039,262	485,896
Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	14,280	49	20,390
Time-charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	31,149	14,738	46,159
Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	7,946	4,567	5,467
Commercial management, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	3,870	4,544	4,845
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues	11,816	9,111	10,312
Voyage Charters - Aframax and LR2
Disaggregation of Revenue [Line Items]
Total revenues	570,608	357,791	172,891
Time Charters - Aframax and LR2
Disaggregation of Revenue [Line Items]
Total revenues	$ 16,869	$ 14,689	$ 25,769